SUBSEQUENT EVENTS (Details Narrative)													1 Months Ended						12 Months Ended
	Nov. 01, 2024 USD ($)	Oct. 11, 2024 $ / shares shares	Apr. 25, 2024 USD ($)	Apr. 10, 2024 shares	Mar. 15, 2024 USD ($)	Mar. 05, 2024 USD ($)	Mar. 02, 2024 USD ($)	Jan. 12, 2024 USD ($)	Apr. 14, 2022 USD ($)	Sep. 09, 2021 USD ($)	May 02, 2021 USD ($)	Dec. 02, 2020 USD ($)	Oct. 25, 2024 USD ($)	Oct. 18, 2024 USD ($)	Feb. 03, 2024 shares	Jan. 27, 2021 USD ($)	Nov. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)	Oct. 31, 2023 USD ($)	Nov. 13, 2024 USD ($)	Jan. 17, 2024 USD ($)
Reserve Quantities [Line Items]
Total consideration			$ 2,800,000
Secured note																					$ 500,000
Warrants purchase | shares				23,270,249											23,270,249
Warrants exercise, value							$ 4,700,000
Contributed amount						$ 6,000,000
Cash			200,000
Cash paid			2,600,000
Minority interest			$ 800,000
Interest rate			5.20%		17.32%			5.00%			10.00%	10.00%				10.00%	10.00%
Cash on hand			$ 10.0
Principal amount					$ 1,100,000			$ 1,285,000	$ 1,250,000	$ 800,000	$ 250,000	$ 150,000				$ 250,000	$ 125,000	$ 600,000	$ 50,000
Nile [Member]
Reserve Quantities [Line Items]
Advance amount	$ 287,500
West New York [Member]
Reserve Quantities [Line Items]
Equity subscriptions	$ 137,500
ABCO Convertible Note [Member]
Reserve Quantities [Line Items]
Principal amount													$ 1,050,000
Conversion of note description													The note is convertible into equity of ABCO at a rate of 1% per $28,571.43 of principal borrowed upon certain future regulatory milestones. The note carries an interest rate of 15% and can be drawn down in increments of $10,000.
Advance amount																				$ 700,000
Bottom of range [member]
Reserve Quantities [Line Items]
Qwnership percentage			52.20%
Top of range [member]
Reserve Quantities [Line Items]
Qwnership percentage			80.00%
Vireo Growth [Member]
Reserve Quantities [Line Items]
Number of shares cancelled | shares		4,500,000
Strike Price | $ / shares		$ 0.225
Termination fee														$ 800,000
Forecast [Member] | Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Total consideration								$ 1,525,000